Submission	Apr. 17, 2026
Submission [Line Items]
Central Index Key	0000067088
Registrant Name	MITSUBISHI UFJ FINANCIAL GROUP INC
Form Type	S-8
Submission Type	S-8
Fee Exhibit Type	EX-FILING FEES